CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Total Revenues, net	$ 932,203			$ 1,161,267			$ 3,534,185	$ 3,525,663	$ 4,241,991	$ 4,789,633
Total operating costs and expenses	1,195,786			1,077,193			3,912,029	3,651,787	5,244,264	4,949,017
(Loss) income from operations	(263,583)			84,074			(377,844)	(126,124)	(1,002,273)	(159,384)
Total non-operating income, net	31,735			361,440			82,909	603,009	100,026	643,466
(Loss) income before income tax	(231,848)			445,514			(294,935)	476,885	(902,247)	484,082
Net (loss) income	(305,942)	$ (61,115)	$ (220,024)	443,195	$ 17,753	$ 13,590	(587,081)	474,538	(1,176,568)	143,927
Comprehensive (loss) income	(155,268)			621,444			(386,905)	595,912	(937,903)	433,352
Previously Reported [Member]
Total Revenues, net	812,910			728,896			2,363,836	1,774,139	3,066,233	2,451,055
Total operating costs and expenses	906,419			409,619			1,766,671	1,122,248	3,093,171	1,656,595
(Loss) income from operations	(93,509)			319,277			597,165	651,891	(26,938)	794,460
Total non-operating income, net	21,499			323,373			17,264	554,885	34,023	563,178
(Loss) income before income tax	(72,010)			642,650			614,429	1,206,776	7,085	1,357,638
Net (loss) income	(146,104)			640,331			322,283	1,204,457	(267,236)	1,017,511
Comprehensive (loss) income	(139,466)			901,042			406,045	1,383,847	(144,953)	1,454,570
Revision of Prior Period, Reclassification, Adjustment [Member]
Total Revenues, net	119,293			432,371			1,170,349	1,751,524	1,175,758	2,338,578
Total operating costs and expenses	289,367			667,574			2,145,358	2,529,539	2,151,093	3,292,422
(Loss) income from operations	(170,074)			(235,203)			(975,009)	(778,015)	(975,335)	(953,844)
Total non-operating income, net	10,236			38,067			65,645	48,124	66,003	80,288
(Loss) income before income tax	(159,838)			(197,136)			(909,364)	(729,891)	(909,332)	(873,556)
Net (loss) income	(159,838)			(197,136)			(909,364)	(729,919)	(909,332)	(873,584)
Comprehensive (loss) income	$ (15,802)			$ (279,598)			$ (792,950)	$ (787,935)	$ (792,950)	$ (1,021,218)